Trade and Other Receivables (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Allowance for credit losses Beginning balance	$ 54	$ 0
Allowance provided	203	54
Allowance for credit losses Ending balance	$ 257	$ 54